Consolidated Statements of Partners' Capital - USD ($) $ in Thousands		Total	Common Unitholders Public [Member]	Common Unitholder Valero [Member]	Subordinated Unitholder Valero [Member]	General Partner Valero [Member]	Net Investment [Member]
Beginning balance at Dec. 31, 2012	[1]	$ 607,595	$ 0	$ 0	$ 0	$ 0	$ 607,595
Consolidated Statements of Partners' Capital
Net loss attributable to Predecessor	[1]	(11,901)	0	0	0	0	(11,901)
Net income attributable to partners		2,041	599	401	1,000	41	0
Net transfers from Valero Energy Corporation	[1]	104,713	0	0	0	0	104,713
Prefunding of capital projects by Valero Energy Corporation		3,500	0	0	0	0	3,500
Allocation of net investment to unitholders		0	0	75,597	188,601	6,126	(270,324)
Public offering, net of offering costs		369,226	369,226	0	0	0	0
Ending balance at Dec. 31, 2013	[1]	1,075,174	369,825	75,998	189,601	6,167	433,583
Consolidated Statements of Partners' Capital
Net loss attributable to Predecessor	[1]	(76,529)	0	0	0	0	(76,529)
Net income attributable to partners		59,281	17,346	11,605	28,951	1,379	0
Net transfers from Valero Energy Corporation	[1]	159,813	0	0	0	0	159,813
Allocation of Valero Energy Corporation’s net investment in acquisitions		0	0	22,276	55,572	2,268	(80,116)
Consideration paid to Valero Energy Corporation for acquisitions		(154,000)	0	(42,818)	(106,822)	(4,360)	0
Cash distributions to unitholders		(41,833)	(12,281)	(8,217)	(20,498)	(837)	0
Distribution equivalent right payments		(4)	(4)	0	0	0	0
Unit-based compensation		68	68	0	0	0	0
Ending balance at Dec. 31, 2014	[1]	1,021,970	374,954	58,844	146,804	4,617	436,751
Consolidated Statements of Partners' Capital
Net loss attributable to Predecessor	[2]	(43,157)	0	0	0	0	(43,157)
Net income attributable to partners		131,878	37,183	28,548	60,078	6,069	0
Net transfers from Valero Energy Corporation	[2]	49,109	0	0	0	0	49,109
Allocation of Valero Energy Corporation’s net investment in acquisitions		0	0	111,433	267,700	11,011	(390,144)
Consideration paid to Valero Energy Corporation for acquisitions		(1,136,220)	0	(330,539)	(773,685)	(31,996)	0
Units issued to Valero Energy Corporation in connection with acquisitions		170,000	0	166,600	0	3,400	0
Public offering, net of offering costs		192,926	188,915	0	0	4,011	0
Noncash capital contributions from Valero Energy Corporation		27,748	0	8,898	18,063	787	0
Cash distributions to unitholders		(71,704)	(19,725)	(15,354)	(32,921)	(3,704)	0
Distribution equivalent right payments		(11)	(11)	0	0	0	0
Unit-based compensation		173	173	0	0	0	0
Ending balance at Dec. 31, 2015	[2]	$ 342,712	$ 581,489	$ 28,430	$ (313,961)	$ (5,805)	$ 52,559

[1]	Financial information has been retrospectively adjusted for the acquisitions of the Corpus Christi Terminal Services Business and the McKee Terminal Services Business from Valero Energy Corporation. See Notes 1 and 3.
[2]	Financial information has been retrospectively adjusted for the acquisition of the McKee Terminal Services Business from Valero Energy Corporation. See Notes 1 and 3.